Basis of preparation and changes to the Company's accounting policies - Going concern (Details) - CHF (SFr) SFr in Thousands	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Going concern [Abstract]
Company's cash position	SFr 44,503	SFr 82,216	SFr 93,584	SFr 160,893
Short-term financial assets	SFr 96,000	SFr 116,000